Schedule of Company’s Short-Term Investment (Details) - Short-term contracts [member]	12 Months Ended
Jun. 30, 2025 CAD ($)
IfrsStatementLineItems [Line Items]
Addition To Short Term Investment	$ 1,063,947
Dispositions Of Short Term Investment	(139,422)
Gain Loss On Short Term Investment	(41,063)
Unrealized Gain Loss On Change Offair Value Of Investments	777,276
Short Term Investment	1,660,738
Top End Energy Limited [Member]
IfrsStatementLineItems [Line Items]
Addition To Short Term Investment	349,815
Dispositions Of Short Term Investment	(117,705)
Gain Loss On Short Term Investment	(51,754)
Unrealized Gain Loss On Change Offair Value Of Investments	(101,802)
Short Term Investment	78,554
Resolution Mineral Ltd [Member]
IfrsStatementLineItems [Line Items]
Addition To Short Term Investment	714,132
Dispositions Of Short Term Investment	(21,717)
Gain Loss On Short Term Investment	10,691
Unrealized Gain Loss On Change Offair Value Of Investments	879,078
Short Term Investment	$ 1,582,184